ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2016 USD ($)
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game					¥ 50,836,950	$ 7,873,641	¥ 56,311,274
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game			¥ 57,500,000				57,500,000	$ 8,800,000	$ 8,800,000
Additional funds aimed to be raised for the development of CrossFire new mobile game							¥ 100,000,000.0	$ 15,300,000
Principal amount of refund claimed through civil suit	¥ 57,500,000	$ 8,800,000	57,500,000	$ 8,800,000
Interest amount of refund claimed through civil suit	¥ 4,600,000	$ 700,000	¥ 4,600,000	$ 700,000